Risks and Uncertainties (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Risks and Uncertainties [Abstract]
Schedule of Total Revenues

For the six months ended March 31, 2026 and 2025, customers accounting for 10% or more of total revenues were as follows:

	2026		2025
Customer		%		%
A	$3,559,810	19.3	$1,991,581	16.3
B	6,086,268	33.1	3,320,243	27.1
C	—	—	3,258,159	26.6
E	—	—	1,617,175	13.2
F	—	—	1,262,125	10.3

For the six months ended March 31, 2026 and 2025, vendors accounting for 10% or more of total purchases were as follows:

	2026		2025
Vendor		%		%
A	$2,571,240	18.1	$—	—
B	2,473,240	17.4	—	—
C	2,104,714	14.8	—	—
D	1,979,356	13.9	—	—
E	—	—	5,785,990	27.5
F	—	—	4,903,050	23.3
G	—	—	2,229,030	10.6
H	—	—	2,103,635	10.0

For the years ended September 30, 2025, 2024 and 2023, customers accounting for 10% or more of total revenues are as follows:

	2025		2024		2023
Customer		%		%		%
A	7,331,333	34.7	$15,458,421	43.4	—	—
B	4,042,798	19.1	6,738,937	18.9
C	3,759,910	17.8			5,554,474	11.0
D	—				5,748,637	11.4

For the years ended September 30, 2025, 2024 and 2023, customers accounting for 10% or more of accounts receivable are as follows:

	2025		2024		2023
Customer		%		%		%
E	—	—	2,041,922	19.5	—	—
F	—	—	1,985,869	18.9	—	—
G	—	—	1,979,011	18.9	—	—
A	—	—	1,844,322	17.6	—	—
H	—	—	1,185,300	11.3	—	—

For the years ended September 30, 2025, 2024 and 2023, the vendors which accounted for 10% or more of total purchases are as follows:

	2025		2024		2023
Vendor		%		%		%
A	$5,785,990	19.7	$—	—	—	—
B	4,903,050	16.7	—	—	$—	—
C	4,384,274	15.0	3,722,438	13.8	—	—
D	3,352,637	11.4	—	—	—	—
E	—	—	11,330,745	42.0	15,063,407	32.4
F	—	—	—	—	11,397,173	24.5
G	—	—	4,223,162	15.6	6,682,636	14.4